BORROWINGS	12 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
BORROWINGS

7. BORROWINGS

Borrowings consisted of the following:

	As of July 31,	As of July 31,
	2025	2026
Current
Long-term borrowings	$19,597	$-
Total current borrowings	$19,597	$-

Non-Current
Long-term borrowings	-	-
Total non-current borrowings	$-	$-

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Long-term borrowings represented term loans from commercial banks with term over 1 year and for working capital purpose. Details of the borrowings were summarized as follows:

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50% per annual	US$152,956 (RM650,000)	1. Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW 2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000

	As of July 31,	As of July 31,
	2025	2026
Weighted-average remaining term (years)	0.07	-
Weighted-average discount rate	3.50%	-

Interest expenses were US$9,467, US$3,006 and US$237 for the years ended July 31,2024, 2025 and 2026, respectively.